Unaudited condensed consolidated interim statement of comprehensive income - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Profit for the period	£ 37	£ 70
Items that may be reclassified subsequently to profit or loss:
Foreign exchange differences on translation of foreign operations	48	(359)
(Loss)/gain on net investment hedges	(13)	88
Cash flow hedges:
Fair value (loss)/gain arising on hedging instruments	(15)	19
Amounts reclassified to profit or loss	8	(46)
(Loss)/gain on costs of hedging	(3)	3
Items that may be reclassified subsequently to profit or loss	25	(295)
Items that will not be reclassified subsequently to profit or loss:
Movements on equity investments held at fair value through other comprehensive income	14	(9)
Items that will not be reclassified subsequently to profit or loss	14	(9)
Other comprehensive income/(loss) for the period	39	(304)
Total comprehensive income/(loss) for the period	76	(234)
Attributable to:
Equity holders of the parent	57	(248)
Non-controlling interests	19	14
Total comprehensive income/(loss) for the period	£ 76	£ (234)